SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	Dec. 31, 2024
Computer software
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
Licenses
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	10 years
Golf membership
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	10 years